Equity-Accounted Investees - Access Biologicals LLC (Details) € in Thousands, $ in Millions		12 Months Ended
	Jan. 12, 2017 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Movement in the investments in equity-accounted investees
Balance		€ 226,905	€ 219,009
Share of profit / (losses)		(39,538)	(11,038)	€ (19,887)
Balance		€ 114,473	€ 226,905	219,009
Access Biologicals LLC
Equity Accounted Investees
Ownership interest (as a percent)	49.00%	49.00%	49.00%
Option to purchase remaining voting rights (as a percent)	51.00%
Option to purchase remaining voting rights, term (in years)	5 years
Movement in the investments in equity-accounted investees
Balance		€ 47,742	€ 44,219
Acquisitions | $	$ 51
Share of profit / (losses)		3,938	3,039
Share of other comprehensive income / translation differences		967	2,073
Collected dividends		(2,725)	(1,589)
Balance		€ 49,922	€ 47,742	€ 44,219